Major Customer And Geographic Information (Schedule Of Major Customer Data) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Israeli Ministry Of Defense
Revenue, Major Customer [Line Items]
Percentage of total revenues	15.00%	13.00%	19.00%